INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
INVENTORIES
Schedule of inventories
	At December 31, 2016	At December 31, 2017
	$	$
Raw materials	71,655	90,299
Work-in-process	22,776	59,576
Finished goods	200,940	196,217

	295,371	346,092